Note to cash flow statement	12 Months Ended
Mar. 31, 2021
Note to cash flow statement
Note to cash flow statement

25.         Note to cash flow statement

The following table outlines the changes in the carrying value of net debt:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Net debt at beginning of year	(403.2)	(449.5)	(282.9)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	84.3	890.8	160.6
(Decrease) in financial assets: cash > 3 months	(741.7)	(277.2)	(646.1)
Decrease/(increase) in restricted cash	(0.3)	(0.5)	0.3
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Movement in net funds resulting from cash flows	(1,859.2)	338.7	(162.3)

Other changes
Translation on U.S. dollar denominated debt	15.7	19.7	(4.3)
Adjustment on initial application of IFRS 16 (net of tax)	—	(140.4)	—
Lease additions	(25.2)	(166.1)	—
Interest expense	(4.6)	(5.6)	—
Movement from other changes	(14.1)	(292.4)	(4.3)

Net debt at end of year	(2,276.5)	(403.2)	(449.5)
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	3,150.3	3,808.0	3,194.9
Total borrowings*	(5,426.8)	(4,211.2)	(3,644.4)
Net debt	(2,276.5)	(403.2)	(449.5)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

The following table outlines the changes in the carrying value of share premium:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Balance at beginning of year	738.5	719.4	719.4
Changes from financing cashflows
Net proceeds from shares issued	423.1	19.1	—
Movement in net funds resulting from cash flows	423.1	19.1	—
Balance at end of year	1,161.6	738.5	719.4

During fiscal year 2021 the Group had cash outflows of €nil relating to the repurchase of ordinary shares (net of stamp duty) (2020: €581m, 2019: €561m), which affected the retained earnings account. Please refer to the Consolidated Statement of Changes in Equity for further detail.

The following table outlines the changes in liabilities arising from financing activities:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Balance at beginning of year	(4,211.2)	(3,644.4)	(3,963.0)
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Adjustment on initial application of IFRS 16 (net of tax)	—	(140.4)	—
Lease additions	(25.2)	(166.1)	—
Interest expense	(4.6)	(5.6)	—
Foreign exchange	15.7	19.7	(4.3)
Balance at end of year	(5,426.8)	(4,211.2)	(3,644.4)
Less than one year	(1,778.4)	(457.3)	(309.4)
More than one year	(3,648.4)	(3,753.9)	(3,335.0)
	(5,426.8)	(4,211.2)	(3,644.4)